Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Benefits to key management personnel
For the year ended December 31
2019	2018
$ millions	$ millions

Short-term benefits	13	11
Post-employment benefits	1	1
Share-based payments	8	4
Total *	22	16
* To interested parties employed by the Company	5	5
* To interested parties not employed by the Company	1	1

Transactions with related and interested parties
For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Sales	4	5	8
Cost of sales	8	19	97
Selling, transport and marketing expenses	10	7	8
Financing expenses (income), net	(1)	3	(9)
General and administrative expenses	1	1	1
Management fees to the parent company	1	1	1

Balances with interested parties	Composition:
As at December 31
2019	2018
$ millions	$ millions

Other current assets	27	28

Other current liabilities	2	7